Cash and Cash Equivalents and Restricted Cash (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents and restricted cash [Abstract]
Cash on hand	$ 349,846	$ 392,803
Cash in bank	12,378,937	8,021,241
Subtotal	12,728,783	8,414,044
Restricted cash	3,125,028	1,715,866
Cash, cash equivalents, and restricted cash	$ 15,853,811	$ 10,129,910